Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Line Items]
Interest expenses	$ 3,502	$ 3,669	$ 3,666
Weighted average interest rates	3.78%	4.10%	4.45%
SunCar Online [Member]
Borrowings [Line Items]
Bank borrowings	$ 64,105	$ 54,019
Shengda Automobile [Member]
Borrowings [Line Items]
Bank borrowings	$ 10,725	$ 9,165